Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000233024
Shareholder Report [Line Items]
Fund Name	INQQ The India Internet ETF
Class Name	INQQ The India Internet ETF
Trading Symbol	INQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://inqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://inqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
INQQ The India Internet ETF	$39	0.86%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.86%
AssetsNet	$ 50,150,469
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 247,533
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,150,469	28	$247,533	24%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Information Technology	1.2%
Consumer Staples	1.9%
Industrials	2.9%
Communication Services	7.4%
Energy	8.1%
Consumer Discretionary	36.8%
Financials	41.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bajaj Finance	8.2%
Reliance Industries	8.1%
Lenskart Solutions	6.7%
Eternal	6.6%
Billionbrains Garage Ventures	6.5%
Jio Financial Services	6.2%
PB Fintech	5.6%
FSN E-Commerce Ventures	5.1%
MakeMyTrip	4.6%
Jubilant Foodworks	4.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://inqqetf.com/materials/